Equity (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of share capital [Line Items]
Authorized share capital	140,000,000	100,000,000
Issued and paid up share capital	44,394,844	35,194,844
SEK [Member]
Equity (Details) - Schedule of share capital [Line Items]
Authorized share capital	2,800	2,000
Issued and paid up share capital	888	704